BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
BANK BORROWINGS
BANK BORROWINGS

NOTE 5 – BANK BORROWINGS

	2024	2023

Short-term bank borrowings	801,467	264,894
Debt securities	440,565	—
Other financial liabilities	440,654	—
Long-term bank borrowings	—	4,055

	1,682,686	268,949

As of 31 December 2024, supplier and merchant financing loans make up TRY379,788 thousand of the short-term bank borrowings (2023: supplier and merchant financing loans make up TRY25,087 thousand of the short-term bank borrowings). For the year ended 31 December 2024, cash inflows of supplier and merchant financing loans are TRY3,204,065 thousand and cash outfows of supplier and merchant financing loans are TRY2,905,332 thousand.

All bank borrowings are denominated in Turkish Lira. As of 31 December 2024, the annual effective interest rate for bank borrowings is between 48% and 54.1% and the average annual effective interest rate for supplier and merchant financing loans is 58.4% (2023: 20.2% for bank borrowings and 57.6% for supplier and merchant financing loans).

The Group’s bank borrowings comprise fixed interest rate loans.

The repayment schedule of the bank borrowings are as follows:

	2024	2023

To be paid within 1 year	801,467	264,894
To be paid between 1-2 years	—	4,055

	801,467	268,949

The movement schedule of the Group’s bank borrowings is disclosed in Note 24.

NOTE 5 - BANK BORROWINGS (Continued)

Other financial liabilities

The Company has asset backed secured borrowings which have a maturity of up to 4 months with an effective interest rate of 62%. These asset backed secured borrowings represents the amounts repayable under the factoring agreements related to BNPL receivables.

The movements of asset backed secured borrowings for the years ended 31 December 2024 and 2023 are as follows:

	2024	2023

Beginning of the period - 1 January	—	—
Addition	1,090,433	—
Interest accrual	53,629	—
Payments	(638,268)	—
Monetary gain	(65,140)	—

31 December	440,654	—

Debt securities

The Group has obtained approval from Capital Markets Board of Türkiye (“CMB”) for the issuance of bonds or bills by Hepsi Finansman with a total aggregate principal amount of up to TRY1,050,000,000 on 1 August 2024. On 10 October 2024, the Group issued a bond with an amount of TRY286,956 thousand (with a nominal amount of TRY250,000 thousand) with a maturity date of 9 January 2025 and 10 April 2025 with 51.50% annual interest rate. On 6 November 2024, the Group issued a bond with an amount of TRY172,173 thousand (with a nominal amount of TRY150,000 thousand) with a maturity date of 5 February 2025 and 15 May 2025 with an annual basic interest rate of 51.50%.

The movements of debt securities for the years ended 31 December 2024 and 2023 are as follows:

	2024	2023

Beginning of the period - 1 January	—	—
Issued securities	459,129	—
Interest accrual	46,561	—
Monetary gain	(65,125)	—

31 December	440,565	—